Interest in Honeywell Savings and Ownership Plan Master Trust - Master Trust and the Plan’s interest in the Master Trust (Details) - Honeywell Puerto Rico Savings Plan [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	$ 16,707	$ 16,223
Net assets of the Master Trust	16,707	16,223
Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	111	93
Net assets of the Master Trust	111	93
Collective Trust Funds [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	10,416	8,922
Collective Trust Funds [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	69	52
Exchange Traded Funds [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	18	305
Exchange Traded Funds [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	0	2
Honeywell Common Stock [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	3,315	3,804
Honeywell Common Stock [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	23	22
Common Stocks (Separately Managed Portfolios) [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	1,234	1,424
Common Stocks (Separately Managed Portfolios) [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	7	8
Asset Backed Securities [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	279	293
Asset Backed Securities [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	2	2
Bank Deposits [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	311	425
Bank Deposits [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	2	2
Commercial Mortgage Backed Securities [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	6	7
Commercial Mortgage Backed Securities [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	0	0
Corporate Bonds [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	571	602
Corporate Bonds [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	4	3
U.S. Government and Federal Agencies [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	174	58
U.S. Government and Federal Agencies [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	0	0
Municipal Bonds [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	7
Municipal Bonds [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	1
Non-US Government [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	47	127
Non-US Government [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	1	1
Commercial Paper [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	292	256
Commercial Paper [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	0	$ 1
Cash & Cash Equivalents [Member] | Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	37
Cash & Cash Equivalents [Member] | Plan Interest in Master Trust [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total investments at fair value	$ 1